SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue and Shipping and Handling Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Revenue, payment terms, minimum	15 days
Revenue, payment terms, maximum	60 days
Revenue, payment due	90 days
Contract assets	$ 0	$ 0
Contract liabilities	0	0
Shipping and handling costs	$ 2,308	$ 1,596	$ 1,752